Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Building [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	30 years
Building [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Computer Equipment And Capitalized Software [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Computer Equipment And Capitalized Software [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years